Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

November 22, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N-1A (“PEA No. 152”). The purpose of PEA No. 152 is to register the Armor US Equity Index ETF, Armor International Equity Index ETF and Armor Emerging Markets Equity Index ETF as new series of the Trust.

Please feel free to contact me at 202.373.6091 with any questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001